Shares and issued capital (Tables)	12 Months Ended
Dec. 31, 2018
Shares and issued capital
Fully paid ordinary shares

	Number of	Share	Share
	shares	capital	Premium
		USD’000	USD’000
Balance at December 31, 2015	42,073,748,961	16,830	4,903,861
Issuance of shares under the Company’s employee share option plan	329,531,926	132	35,367
Conversion of convertible bonds during the year	105,128,132	42	11,023
Adjustment arising from the Share Consolidation	(38,257,568,118)	—	—
Issuance of shares under the Company’s employee share option plan after the Share Consolidation	2,081,358	8	697
Balance at December 31, 2016	4,252,922,259	17,012	4,950,948
Issuance of shares under the Company’s employee share option plan	32,723,622	130	35,178
Conversion of convertible bonds during the year	389,042,383	1,556	427,168
Share premium reduction	—	—	(910,849)
Ordinary shares issued at December 6, 2017	241,418,625	966	325,174
Balance at December 31, 2017	4,916,106,889	19,664	4,827,619
Issuance of shares under the Company’s employee share option plan (Note 37)	24,071,936	97	25,121
Ordinary shares issued at June 29, 2018	61,526,473	246	83,256
Ordinary shares issued at August 29, 2018	57,054,901	228	77,148
Shares bought back on-market and cancelled	(18,941,000)	(76)	(19,981)
Balance at December 31, 2018	5,039,819,199	20,159	4,993,163